INTANGIBLE FIXED ASSETS - Movement in fair value in crypto assets (Details) - Digital Assets $ in Thousands	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 USD ($) item
INTANGIBLE FIXED ASSETS
Intangible fixed assets	$ 776	$ 1,913
Polkadot - DOT
INTANGIBLE FIXED ASSETS
Coins / tokens | item	16,554	32,964
Intangible fixed assets	$ 135	$ 142
Ethereum - ETH
INTANGIBLE FIXED ASSETS
Coins / tokens | item	4	518
Intangible fixed assets	$ 10	$ 626
USDC (stable coin - fixed to USD)
INTANGIBLE FIXED ASSETS
Coins / tokens | item	31,713
Intangible fixed assets	$ 55
Token deals
INTANGIBLE FIXED ASSETS
Intangible fixed assets		931
Other tokens, NFT's and other digital assets [Member]
INTANGIBLE FIXED ASSETS
Intangible fixed assets	$ 576	$ 214